Note 6 - Other Assets (Tables)	9 Months Ended
Jul. 31, 2025
Statement Line Items [Line Items]
Disclosure of detailed information about other assets [text block]
(thousands of Canadian dollars)
	July 31	October 31	July 31
	2025	2024	2024

Accounts receivable	$10,532	$10,718	$5,710
Prepaid expenses and other	15,775	14,399	21,517
Right-of-use assets	2,596	2,734	2,909
Deferred income tax asset	1,626	750	2,251
Derivative instruments (note 12)	-	20	150
Investment (note 6a)	953	953	953

	$31,482	$29,574	$33,490